Basis for presentation	12 Months Ended
Dec. 31, 2020
Basis for presentation
Basis for presentation

2.           Basis for presentation

2.1         Statement of compliance and authorization of financial statements

The consolidated financial statements of Ecopetrol and its subsidiaries as of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018 have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB).

Accounting policies described in Note 4 have been applied consistently in all years presented.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors of Ecopetrol on April 8, 2021.

2.2         Basis for consolidation

The consolidated financial statements were prepared by consolidating all companies set out in Exhibit 1, which are those over which Ecopetrol exercises direct or indirect control. Control is achieved when the Ecopetrol Business Group:

•	has power over the investee (including rights to manage relevant activities);
•	is exposed, or has the rights, to variable returns from its involvement with the investee; and
•

has the ability to use its power to affect its operational returns. This instance occurs when the Ecopetrol Business Group has less than a majority of the voting rights of an investee, and it still has the power over the investee to provide it with the practical ability to direct the relevant activities of the investee unilaterally. The Ecopetrol Business Group considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient or not to give it power, including:

a)	the percentage of the Ecopetrol Business Group’s voting rights relative to the size and apportionment of the shares of other vote holders;
b)	potential voting rights held by the Ecopetrol Business Group, other vote holders or other parties;
c)	rights arising from other contractual arrangements; and
d)

any additional facts and circumstances that indicate that the Ecopetrol Business Group has, or does not have, the current ability to direct the relevant activities, at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases.

All inter–company assets and liabilities, equity, income, expenses and cash flows relating to transactions between entities of the Ecopetrol Business Group were eliminated on consolidation. Unrealized losses are also eliminated. Non–controlling interest represents the proportion of profit, other comprehensive income and net assets in subsidiaries that are not attributable to Ecopetrol shareholders.

The following subsidiaries had changes in the Group:

2020

a)The liquidating agency for ECP Oil and Gas Germany GmbH submitted the report and the liquidation balance on December 11, 2020. Therefore, the company is no longer part of the Group from the date above on.

b)On June 24, 2020, the Superintendence of Companies issued the liquidation orders decreeing on the termination of the reorganization process and the opening of the judicial liquidation process of Bioenergy SAS and Bioenergy Zona Franca SAS. The latter process will be carried out according to the law on business insolvency - Act 1116/2006, and under the direction of the aforementioned Superintendence. As a consequence, as of this date the Group does not have control over these companies and they are no longer part of the consolidated figures. As a result, reduction of net assets was recognized due to the loss of control with an impact on the results of the Business Group for COP$65,570. The Group does not recognize additional liabilities related to these companies. See Note 28.

2019

a)In November 2019, Ecopetrol obtained an additional 8.53% ownership interest in Invercolsa, through the Supreme Court of Justice final ruling stating that Mr. Fernando Londoño’s attempt to acquire Invercolsa’s shares owned by Ecopetrol S.A. was not valid. As a result, Ecopetrol obtained control of Invercolsa, with a total ownership interest of 51.88%. No consideration was paid for the shares obtained as a result of the judicial ruling.

The subsidiaries that started being consolidated as a result of obtaining control of Invercolsa are as follows:

•

Inversiones de Gases de Colombia S.A., whose main corporate purpose is to hold investments in companies associated with activities in the energy sector; the exploration, exploitation, refining, transformation, transport, distribution and sale of hydrocarbons and their derivatives in the national territory; and to encourage the establishment of new companies and to hold shares or corporate interests therein.

•

Alcanos de Colombia S.A. E.S.P., whose main corporate purpose is to provide fuel gas to homes in Neiva and throughout Colombia; to construct and operate gas pipelines, distribution networks, regulation, measurement and compressor stations and any works undertaken necessary for the management and commercialization of public services.

•

Metrogas de Colombia S.A. E.S.P., whose main corporate purpose is to commercialize and distribute fuel gas; to explore, store, use, transport, refine, purchase, sell and distribute hydrocarbons and their derivatives in all their forms and representations.

•	Gases del Oriente S.A. E.S.P., whose main corporate purpose is to provide fuel gas to homes by distributing gas and performing all activities complementary to the provision thereof.
•

Promotora de Gases del Sur S.A. E.S.P., whose main corporate purpose is to promote the affiliation of national or foreign capital, public or private and to achieve the gas massification project in the Huila department, through a gas pipeline from the Neiva municipality to the Hobo municipality.

•

Gasoducto de Oriente S.A., whose main corporate purpose is to design and construct hydrocarbon production and treatment plants, such as gas pipelines, oil pipelines and others, as well as to invest in projects related thereto.

•

Combustibles Líquidos de Colombia S.A. E.S.P., whose main corporate purpose is to commercialize wholesale fuel gas, to distribute LPG to homes and to carry out complementary activities to this distribution, as well as to store, transport, package, distribute and sell LPG.

b)In July 2019, two companies were incorporated to enable the operation between Ecopetrol S.A. and Occidental Petroleum Corp. (OXY), whereby it was agreed to form a Joint Operation to execute a joint plan for the development of Unconventional Deposits in the Texas Permian Basin.

The two companies incorporated were the following:

•	Ecopetrol USA Inc., whose corporate purpose is to participate in any lawful act or activity for which corporations may be organized under the General Corporation Law of Delaware.
•

Ecopetrol Permian LLC., whose corporate purpose is to carry out any or all lawful businesses for which limited liability companies can be organized in accordance with the Delaware Limited Liability Companies Act.

c)Two companies in Mexico were incorporated to provide administrative and technology services to Ecopetrol México. The two companies created were: Topili Servicios Administrativos S. de R.L. de C.V. and Kalixpan Technical Services S. de R.L. de C.V.

2018

•

Ecopetrol Energía S.A.S. E.S.P: whose corporate purpose is to commercialize electric power for the Ecopetrol Business Group Ecopetrol holds a 99% direct interest in the subsidiary and an indirect interest of the remaining 1% through Andean Chemicals Ltd.

2.3          Basis of presentation

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets and liabilities that are measured at fair value through profit or loss and/or changes in other comprehensive income at the end of each reporting period, as explained in the accounting policies included below.

Historical cost is generally based on fair value of the consideration given in exchange for goods and services.

The fair value is the price that would be received from selling an asset or that would be paid for transferring a liability among market participants, in an orderly transaction, on the date of measurement. When estimating the fair value, the Ecopetrol Business Group uses assumptions that market participants would use for pricing an asset or liability at current market conditions, including risk assumptions.

2.4         Functional and presentation currency

The consolidated financial statements are presented in Colombian Pesos, which is the Ecopetrol’s functional currency. For each Ecopetrol Business Group entity, its functional currency is determined based of the main economic environment where it operates.

The statements of profit or loss and cash flows of subsidiaries with functional currencies different from Ecopetrol S.A.’s functional currency are translated at the exchange rates on the dates of the transaction or based on the monthly average exchange rate. Assets and liabilities are translated at the closing rate, and other equity items are translated at exchange rates at the time of the transaction. All resulting exchange differences are recognized in other comprehensive income. On disposal of all or significant part of a foreign operation, the cumulative translation adjustment related to the particular foreign operation is reclassified to profit or loss.

The financial statements are presented in Colombian pesos rounded up to the closest million unit (COP$ 000,000) except when otherwise indicated.

2.5         Foreign currency

Transactions in foreign currencies are initially recorded by the Ecopetrol Business Group’s entities at their respective functional currency spot rates at the transactions date. Monetary items denominated in foreign currencies are translated at the functional currency spot rates prevailing at the reporting date. Differences arising on settlement or translation or monetary items are recognized in profit or loss, in financial results, net, except those resulting from the conversion of loans and borrowings designated as cash flow hedges or net investment in a foreign operation hedge, which are recognized in other comprehensive income within equity. When the hedged item affects the financial results, exchange differences accumulated in equity are reclassified to profit or loss as part of operating results.

Non–monetary items measured at fair value that are denominated in a foreign currency are translated using the exchange rates prevailing on the date when the fair value is determined. The gain or loss arising on translation of non–monetary items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item.

2.6         Classification of assets and liabilities as current and non–current

The Ecopetrol Business Group presents assets and liabilities in the consolidated statement of financial position based on whether assets are classified as current or non–current.

An asset or liability is classified as current when:

•	It is expected to be realized or intended to be sold or consumed (or expected to be settled, in the case of liabilities) in the ordinary course of business;
•	Held mainly for the purpose of trading;
•	Expected to be realized (or to be settled, in the case of liabilities) within twelve months after the reporting period; or
•

In the case of the assets, it is cash or a cash equivalent, unless the exchange of such asset or liability is restricted or to be used to settle a liability at least twelve months after the reporting period; or

•	In the case of a liability, there is no unconditional right to defer settlement of the liability until at least twelve months after the reporting period.

Other assets and liabilities are classified as non–current.

Deferred tax assets and liabilities are classified as non–current assets and liabilities.

2.7         Earnings per share (basic and diluted)

Basic earnings per share is calculated by dividing the profit for the year attributable to equity holders of Ecopetrol S.A., the parent company, by the weighted average number of ordinary shares outstanding during the year. There is no potential dilution of shares.

2.8         Impact of Covid-19 on financial statements

The Covid-19 outbreak was first reported in late 2019 in China. Subsequently, taking into account the level of expansion, the World Health Organization (WHO) declared the outbreak as a pandemic on March 11, 2020. Said status is maintained to the date of this annual report.

Many countries have undertaken various public health measures to control the spread of COVID-19, including mandatory quarantines, forced economic shutdowns and travel restrictions, as well as economic measures to mitigate the impacts of such public health policies on their respective national economy.

The Covid-19 pandemic has also caused significant volatility in financial and commodity markets around the world. While governments have announced aid packages to the most affected people and taken macroeconomic measures to face the crisis, the COVID-19 pandemic has disrupted economies worldwide.

On March 17, 2020, Colombia Government, through Legislative Decree 417 of 2020, declared a 30 day state of national emergency in light of the health and economic crisis caused by the outbreak of COVID-19. On May 6, 2020, the Government declared a state of emergency for an additional 30 days. For the rest of 2020, the National Government and local authorities implemented sectored lockdowns, and partial closures of commerce and not essential economic activities according to the number of new cases of infected population and hospital capacity. The Government also has implemented other economic and public health measures to address the crisis, including (i) border closure for all non-citizens and non-residents; (ii) short term and low interest loans for all types of agricultural producers; (iii) payroll subsidies for companies and credit lines for different sectors of the economy; (iv) incentivizing working from home and a mandatory work from home order for 80% of Government employees and (v) reduction in the prices of gasoline, among others.

This situation has had a significant impact on the oil industry. Most specifically, travel bans imposed by several countries and established quarantine measures reduced demand levels for oil and its derivative products in 2020. Ecopetrol’s operations were affected by this situation and as a consequence, some plants in our refineries and some of our wells were temporarily closed due to low demand and prices and the measures taken to contain the spread of COVID-19 in workers and contractors. In this context, Ecopetrol took the following actions during 2020 to face the impacts of the pandemic:

-Ecopetrol’s Board of Directors was permanently at the forefront of the crisis caused by Covid-19. Throughout the year, the Board held a total of 15 extraordinary sessions to direct Ecopetrol with opportunity and expeditiousness in taking measures to counteract the impacts derived from this crisis. In addition Ecopetrol issued the 'Declaration of Contingency Operation' in March 2020 and activated the equipment, plans and actions required to prevent infections, respond to new challenges in the operation and special containment measures.

-Cuts in costs and expenses, including austerity measures, prioritization of operational and administrative activities, and control over operational expenses, such as travel restrictions, sponsorships and participation in events, among others.

-Disbursements under credit lines in the aggregate amount of USD$665 million, as well as an issuance of external public debt bonds in the international capital markets in the aggregate amount of USD$2 billion. (Note 20).

-Publication of a new organic investment plan for Ecopetrol Group approved by the Board of Directors on July 17, 2020 considering: (i) a detailed review of the Ecopetrol Group's portfolio, (ii) progress in the interventions carried out, and (iii) the gradual recovery of economic activity.

-Allocated resources by COP$85,387 million in connection with humanitarian aid and other initiatives to strengthen the Colombian health system to address the COVID-19 pandemic.

-The execution by Ecopetrol S.A. of strategic and tactical hedging operations due to its exposure to pricing indices different from the commercialization benchmark and different pricing periods between the buying and the selling of physical barrels of crude oil. A total of 30 million barrels (mmbls) were the subject of strategic hedges oriented at protecting the Ecopetrol's income and cash flow, limiting losses, covering production costs and avoiding potential closures of production fields. A total of 21.7 million barrels (mmbls) were the subject of tactical hedges oriented at mitigating risks associated with storage marketing strategies, anticipated purchases of raw materials, supply to refineries, international sales delivered at the destination port and exports of heavy fuel oil.

-Recognition of impairment expenses at the end of December 31, 2020 in the aggregate amount of COP$633,156 million, after adjusting and updating some of the assumptions used (prices and discount rates) to the circumstances and environment of the 2020, recognizing the impact on the Ecopetrol Group’s main long-term assets (some productive assets in the exploration and production segment and in the Refinería de Cartagena). (Note 18 - Impairment of non-current assets).

These measures were aimed at ensuring the sustainability of the Ecopetrol Group's business in an environment of low prices, prioritizing cash-generating opportunities with better equilibrium prices, maintaining growth dynamics with a focus on the execution of strategic asset development plans, and in asset value preservation through investments to gain reliability, integrity and continuity to the current operation in refineries, transportation systems and production fields. Similarly, these actions are covered by Ecopetrol’s risk management policies and procedures. (Note 30).

In terms of Ecopetrol’s results of operations as of and for the year ended December 31, 2020, the most significant impacts were the following in: (i) a reduction in revenues (Note 25), especially due to the contraction in demand and a decrease in the international Brent price,  partially offset with the higher exchange rate, (ii) an increase in financial costs due to an increase in debt (Note 29), a decrease in valuation to fair value and lower yields of the securities portfolio, which in turn were as a result of low market rates, (iii) recognition of impairment at the end of the year as described above (Note 18), and  (iv) an increase in our depreciation expenses (Notes 14, 15, 16 and 17), partly generated by the update of the Ecopetrol’s reserve balance (Note 35).

As a result of the measures taken, the constant monitoring of the COVID-19 pandemic, the ongoing vaccination programs and the evolution of the Ecopetrol Group’s results, while we cannot offer any assurances, as of the date of this annual report, Ecopetrol does not believe that the Covid-19 pandemic will have a significant impact on the Ecopetrol Group in the long-term.

Nonetheless, the Ecopetrol Group will continue to monitor the evolution of the COVID-19 pandemic and the market to determine the need to implement subsequent stages of the COVID-19 intervention plan and will continuously review impairment indicators on long-lived assets and on investments in companies.

2.9         Reclassifications

For presentation purposes, the Group reclassifies some items in the comparative figures as of December 2019. This had no impact on the items in the statements of financial position, profit or loss, comprehensive income, changes in equity or cash flows.